UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3970

Smith Barney California Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
    (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
    (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28
Date of reporting period: August 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

CALIFORNIA MUNICIPALS
FUND INC.

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   AUGUST 31, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Classic Series

Semi-Annual Report • August 31, 2004

SMITH BARNEY CALIFORNIA
MUNICIPALS FUND INC.

JOSEPH P. DEANE                                      DAVID T. FARE
PORTFOLIO MANAGER                           PORTFOLIO MANAGER

JOSEPH P. DEANE

Joseph P. Deane has more than 34 years of securities business experience and has managed the fund since its inception.

Education: BA in History from Iona College.

DAVID T. FARE

David T. Fare has more than 17 years of securities business experience.

Education: BA from St. John’s University

FUND OBJECTIVE

The fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.* The fund invests at least 80% of its assets in California municipal securities. California municipal securities include securities issued by the state of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from California personal income taxes.

FUND FACTS

FUND INCEPTION

April 19, 1984
MANAGER INVESTMENT INDUSTRY EXPERIENCE

34 Years (Joseph P. Deane) 17 Years (David T. Fare)

*	Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

What’s Inside

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

After an extended period of monetary easing, the Federal Reserve’s (“Fed”) monetary policymaking committee raised its federal funds ratei target from a four-decade low of 1% to 1.25% at its June meeting, representing the Fed’s first interest rate hike in four years. It raised the rate again by an additional 25 basis points to 1.50% at its August meeting and once again to 1.75% at its September meeting, after the end of the fund’s reporting period. These increases marked a significant reversal from the Fed’s monetary policy position from June 2003, when it last slashed its rate target following a long series of accommodative rate cuts. While lower interest rates can help to stimulate the economy, higher rates can put the brakes on economic growth and help to maintain a balance between that growth and the inflation that can generally accompany it.

This past spring, the rate hikes were widely anticipated due to comments previously made by the Fed regarding the momentum behind the economy and the fact that it was prepared to push rates higher from near-historic lows. As a result, bond prices declined sharply and yields rose virtually across the board in advance of the Fed’s action in April and May, before prices stabilized somewhat over the summer before rising significantly in August. Although the municipal bond market dropped sharply this past April in accordance with the broader bond market, it rebounded over the latter half of the six-month period ending August 31, 2004.ii

PERFORMANCE SNAPSHOT
AS OF AUGUST 31, 2004
(excluding sales charges)

6 Months

Class A Shares — California Municipals Fund	-0.20%

Lehman Brothers Municipal Bond Index	0.55%

Lipper California Municipal Debt Funds Category Average	0.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.46% and Class C shares returned -0.48% over the six months ended August 31, 2004.

1      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows: For the six months ended August 31, 2004, Class A shares of the Smith Barney California Municipals Fund Inc., excluding sales charges, returned -0.20%. These shares underperformed the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,iii which returned 0.55% for the same period. The fund’s Lipper California municipal debt funds category average was 0.13%.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Effective April 29, 2004, the Board appointed David Fare Co-Portfolio Manager of the fund, joining Joe Deane in managing the fund. Mr. Fare is Vice President and Investment Officer of the fund. Mr. Fare is an investment officer of the fund’s advisor, Smith Barney Fund Management LLC. Mr. Fare is a Director of Citigroup Global Markets Inc. and Portfolio Manager of Citigroup Asset Management. He has been with CGM or its predecessor firms since 1989. Mr. Fare holds a B.A. from St. John’s University.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2004, calculated among the 128 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 22, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Certain investors may be subject to the federal Alterative Minimum Tax, and state and local taxes apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk of default, than higher-rated obligations. The fund’s investments are subject to interest rate and credit risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the 6-month period ending August 31, 2004.
iii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

3      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Smith Barney California Municipals Fund Inc. at a Glance (unaudited)

* As a percentage ot total investments. Please note that Fund holdings are subject to change.

4      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	(0.20)%	$1,000.00	$998.00	0.68%	$3.42

Class B	(0.46)%	1,000.00	995.40	1.20	6.04

Class C	(0.48)%	1,000.00	995.20	1.24	6.24

(1)	For the six months ended August 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,021.78	0.68%	$3.47

Class B	5.00%	1,000.00	1,019.16	1.20	6.11

Class C	5.00%	1,000.00	1,018.95	1.24	6.31

(1)	For the six months ended August 31, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Education — 6.1%
		California Educational Facilities Authority Revenue:
$ 2,980,000	Aa3*	Claremont University Center, Series B, 5.000% due 3/1/24	$ 3,071,784
		Pepperdine University, Series A:
1,775,000	A1*	5.000% due 11/1/18	1,868,010
1,500,000	A1*	5.000% due 11/1/29	1,507,065
6,125,000	Ba1*	Pooled College & University Project, Series A, (Call 7/1/08 @ 101), 5.500% due 7/1/15 (b)	5,789,901
1,000,000	A1*	Scripps College, 5.250% due 8/1/26	1,032,690
		Southwestern University Project, (Call 11/1/04 @ 102):
2,635,000	A3*	6.600% due 11/1/14 (b)	2,711,046
6,505,000	A3*	6.700% due 11/1/24 (b)	6,693,775
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32 (c)	15,628,050
315,000	A-	California State Public Works Board, High Technology Facilities, Lease Revenue, San Jose Facilities, Series A, 7.750% due 8/1/06	339,803
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA-Insured, 5.350% due 6/1/31	2,093,060
1,100,000	VMIG 1*	California Statewide Communities Development Authority Revenue, (Concordia University Irvine Project), Series A, 1.380% due 10/1/31 (d)	1,100,000
5,000,000	AAA	Corona-Norco Unified School District, Special Tax, Community Facilities District No. 98-1, MBIA-Insured, 5.500% due 9/1/33	5,309,500
1,000,000	AAA	Fullerton University Foundation, Auxiliary Organization Revenue, Series A, MBIA-Insured,5.750% due 7/1/30	1,088,250
200,000	VMIG 1*	Irvine Unified School District, Special Tax, Community Facilities District No. 01-1, 1.330% due 9/1/38 (d)	200,000
1,250,000	AAA	San Diego Community College District, Lease Revenue, MBIA-Insured, (Call 12/1/06 @ 102), 6.125% due 12/1/16 (b)	1,396,813
2,600,000	AAA	Victor Valley Unified High School District, COP, MBIA-Insured, 5.750% due 11/1/17	2,780,284

52,610,031

Electric, Light & Power — 2.9%
		California State Department of Water Resources, Power Supply Revenue:
1,000,000	A-1+	Series B-2, 1.400% due 5/1/22 (d)	1,000,000
4,100,000	A-1+	Series B-6, 1.330% due 5/1/22 (d)	4,100,000
1,100,000	A-1+	Los Angeles Water & Power Revenue, Sub-Series B-3, 1.350% due 7/1/34 (d)	1,100,000
3,000,000	A-1+	M-S-R Public Power Agency, (San Juan Project Revenue), Series F, MBIA-Insured, 1.330% due 7/1/22 (d)	3,000,000
		Northern California Power Agency, Public Power Revenue, (Geothermal Project No. 3), Series A:
360,000	BBB+	5.000% due 7/1/09	364,478
750,000	BBB+	Pre-Refunded — Escrowed with state and local government securities to 7/1/08 Call @ 100, 5.000% due 7/1/09	825,503
2,000,000	AAA	Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS, MBIA-Insured, (Partially escrowed to maturity with U.S. Treasury Obligations), 6.368% due 7/1/22	2,444,100
6,000,000	AAA	Sacramento Municipal Utility District Electric Revenue, MBIA-Insured, Series N, 5.000% due 8/15/28	6,123,000
		Sacramento Power Authority, Cogeneration Project Revenue:
1,800,000	BBB	6.500% due 7/1/07	1,958,094
1,800,000	BBB	6.500% due 7/1/08	1,953,684
2,200,000	BBB	6.500% due 7/1/09	2,377,518

25,246,377

See Notes to Financial Statements.

7      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Finance — 9.1%
$10,000,000	AA	Beverly Hills PFA Lease Revenue, (Capital Improvements Project), Series A, 5.250% due 6/1/28	$10,322,300
1,300,000	BBB+	Fresno Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12 (c)	1,331,083
3,000,000	AAA	Long Beach Bond Finance Authority Lease Revenue, (Rainbow Harbor Refinancing Project), AMBAC-Insured, 5.250% due 5/1/24	3,138,450
6,500,000	AA	Los Angeles County Public Works Financing Authority Revenue, 5.000% due 10/1/19	6,776,445
2,000,000	AAA	Monrovia Financing Authority Lease Revenue, AMBAC-Insured, 5.125% due 12/1/31	2,066,700
5,550,000	AAA	Pomona PFA Revenue, (Merged Redevelopment Project), Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	5,759,180
		Sacramento City Financing Authority Revenue, Capital Improvement:
2,000,000	AA-	5.625% due 6/1/30	2,132,300
		AMBAC-Insured:
		Series A:
5,070,000	AAA	5.500% due 12/1/20	5,635,559
6,300,000	AAA	5.500% due 12/1/21	6,963,075
1,600,000	AAA	Solid Waste and Redevelopment Project, 5.875% due 12/1/29	1,768,960
2,800,000	AAA	Salida Area Public Facilities Financing Agency Community Facilities District Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due 9/1/18	3,001,908
3,205,000	AAA	San Luis Obispo County Financing Authority Revenue, (Lopez Dam Improvement Project), Series A, MBIA-Insured, 5.375% due 8/1/30	3,343,937
2,875,000	AAA	Santa Ana Financing Authority Lease Revenue, (Police Administration & Holding Facilities), Series A, MBIA-Insured, 6.250% due 7/1/24	3,449,856
2,000,000	AAA	South Orange County PFA Special Tax Revenue, Series A, MBIA-Insured, 7.000% due 9/1/10 (e)	2,427,360
		Stockton PFA Lease Revenue, (Parking & Capital Projects), FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,065,720
1,900,000	AAA	5.250% due 9/1/34	1,990,307
		Virgin Islands Public Finance Authority Revenue, Series A:
10,000,000	BBB-	5.500% due 10/1/18 (c)	10,474,600
5,000,000	BBB	6.500% due 10/1/24	5,609,850

78,257,590

General Obligation — 9.8%
2,000,000	AAA	Adelanto School District, Capital Appreciation, Series B, FGIC-Insured, zero coupon due 9/1/18	1,045,380
		California State:
2,425,000	A-1+	Series A-2, 1.340% due 5/1/33 (d)	2,425,000
		Veterans Bonds:
1,000,000	A	Series AT, 9.500% due 2/1/10	1,304,310
2,000,000	A	Series AU, 8.400% due 10/1/06	2,256,120
		Los Angeles Unified School District:
20,000,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/24 (c)	20,809,400
14,230,000	AAA	Series E, MBIA-Insured, 5.125% due 7/1/22 (c)	15,080,100
4,000,000	AAA	Moreno Valley, Special Tax, Unified School District, Series A, FSA-Insured, 5.000% due 8/1/25	4,138,920
4,720,000	AAA	Pasadena Unified School District, Series A, FGIC-Insured, 5.000% due 5/1/20	4,949,486
3,000,000	AAA	Placentia-Yorba Linda Unified School District, Series B, FGIC-Insured, 5.500% due 8/1/27	3,230,160
1,000,000	AA-	San Diego Public Safety Communication Project, 6.650% due 7/15/11	1,199,520
		Santa Margarita/Dana Point Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18 (c)	21,218,600
1,500,000	AAA	Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14 (e)	1,932,615
4,000,000	AAA	Tahoe Truckee Unified School District, Improvement District No.1, Series A, FGIC-Insured, (Pre-Refunded — Escrowed with state and local government securities to 8/1/09 Call @ 101), 5.750% due 8/1/20	4,632,600

84,222,211

See Notes to Financial Statements.

8      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Hospitals — 8.9%
		California Health Facilities Financing Authority Revenue:
$ 705,000	A	Casa De Las Campanas, 5.500% due 8/1/12	$ 761,449
		Catholic West, Series A, MBIA-Insured:
2,185,000	AAA	5.125% due 7/1/24	2,261,650
815,000	AAA	Call 7/1/07 @ 102, 5.125% due 7/1/24 (b)	903,419
12,000,000	A3*	Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30 (c)	12,885,480
1,930,000	NR	Daniel Freeman Hospital, Series A, (Call 5/1/05 @ 102), 6.500% due 5/1/20 (b)	2,034,741
2,500,000	AAA	De Las Companas, Series A, AMBAC-Insured, 5.750% due 7/1/15	2,634,050
		Kaiser Permanente:
3,500,000	AAA	Series A, FSA-Insured, 5.000% due 6/1/18 (f)	3,747,870
1,750,000	AAA	Series B, 5.250% due 10/1/14 (f)	1,900,062
2,500,000	A	Marshall Hospital, Series A, 5.250% due 11/1/18	2,605,625
5,145,000	AAA	Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18	5,438,574
		Sutter Health, Series A:
		FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,564,198
1,500,000	AAA	5.250% due 8/15/27	1,537,350
2,000,000	AAA	MBIA-Insured, 5.000% due 8/15/19	2,105,860
		California Statewide Communities Development Authority Revenue COP:
4,515,000	AAA	Industrial Health Facilities, Unihealth America, Series A, AMBAC-Insured, 5.500% due 10/1/07 (f)	5,004,336
19,000,000	AAA	Kaiser Permanente, 5.300% due 12/1/15 (c)(f)	20,403,150
1,100,000	A	Solheim Lutheran Home, 6.500% due 11/1/17	1,130,690
4,000,000	AA-	St. Joseph's Health System, 5.250% due 7/1/21	4,092,040
500,000	AAA	Sutter Health Obligated Group, MBIA-Insured, 6.000% due 8/15/25	527,560
1,000,000	AAA	Modesto Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured, 5.125% due 6/1/17	1,065,200
2,000,000	AAA	San Bernardino County COP, (Capital Facility Project), Series B, 6.875% due 8/1/24 (f)	2,580,920
590,000	AAA	Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project), 10.300% due 3/1/11 (f)	751,607
1,250,000	BBB	Sequoia Hospital District, 5.375% due 8/15/23 (f)	1,258,413

77,194,244

Housing: Multi-Family — 2.1%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corp., MFH Revenue, (Edgewood Apartments Project), Series A, FNMA-Collateralized, 5.700% due 11/1/26 (g)	1,280,337
6,000,000	NR	California Statewide Communities Development Authority, Multi-Family Revenue, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (e)(g)	6,218,280
1,740,000	AAA	Riverside County Housing Authority, MFH Revenue, Brandon Place Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/29 (g)	1,864,132
660,000	AAA	San Francisco City & County Redevelopment Agency, Multi-Family Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (g)	679,576
1,500,000	Aaa*	San Jose MFH Revenue, Timberwood Apartments, Series A, 7.500% due 2/1/20	1,509,210
3,320,000	AA-	Santa Rosa Mortgage Revenue, (Village Square Apartments Projects), Series A, FHA-Insured, 6.875% due 9/1/27	3,395,995
2,755,000	AAA	Victorville MFH Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.300% due 4/20/31	2,862,362

17,809,892

See Notes to Financial Statements.

9      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Housing: Single-Family — 3.4%
		California HFA Revenue, Home Mortgage:
		Capital Appreciation:
$ 350,000	AA-	Series 1983-B, FHA-Insured, zero coupon due 8/1/15	$ 140,154
310,000	AA-	Series 1984-B, zero coupon due 8/1/16	81,654
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,452
		Single-Family Mortgage:
835,000	AAA	Issue A-2, FHA-Insured, 6.350% due 8/1/15 (e)(g)	857,094
1,845,000	AAA	Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21 (g)	1,887,011
1,170,000	AAA	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (g)	1,233,508
10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27 (c)	10,326,200
270,000	AAA	Contra Costa County Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (f)(g)	361,454
35,000	Aaa*	Los Angeles Home Mortgage Revenue, Mortgage Security Program, GNMA-Collateralized, 8.100% due 5/1/17	36,128
115,000	AAA	Martinez Home Mortgage Revenue, (Escrowed to maturity with cash), 10.750% due 2/1/16	166,312
3,325,000	AAA	Perris Single-Family Mortgage Revenue, Series A, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 12/1/13 (f)(g)	4,171,146
6,000,000	AAA	Pleasanton-Suisun City HFA, Home Mortgage Revenue, Series A, MBIA-Insured, zero coupon due 10/1/16 (f)	3,636,180
		Riverside County Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (f)(g)	3,483,893
1,000,000	AAA	Series A, 7.800% due 5/1/21 (f)(g)	1,392,580
1,500,000	AAA	Sacramento County Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized, 8.000% due 7/1/16 (f)(g)	1,916,490

29,700,256

Miscellaneous — 8.5%
2,000,000	AAA	Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23	2,217,360
		California County Tobacco Securitization Agency, Asset-Backed Revenue Alameda County:
5,250,000	Baa3*	5.750% due 6/1/29	4,504,553
4,000,000	Baa3*	6.000% due 6/1/42	3,347,880
4,000,000	AAA	California Infrastructure & Economic Development Bank Insured Revenue, AMBAC-Insured, (Rand Corp. Project), Series A, 5.500% due 4/1/32	4,241,120
2,500,000	AAA	California State Public Works Board Lease Revenue, Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,604,325
3,000,000	AAA	Contra Costa County COP, Capital Projects Program, AMBAC-Insured, 5.250% due 2/1/21	3,159,720
3,680,000	AAA	Fontana COP, AMBAC-Insured, 5.000% due 9/1/21	3,857,155
20,000,000	BBB	Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39 (c)	18,686,200
3,250,000	AAA	Los Angeles County Community Facilities, District No. 3, Special Tax, Series A, FSA-Insured, 5.500% due 9/1/14	3,600,935
		Orange County:
1,675,000	AAA	1996 Recovery COP, Series A, MBIA-Insured, 6.000% due 7/1/26	1,821,177
2,700,000	VMIG 1*	Improvement Board Act of 1915, Assessment District No. 01-1, Series A, 1.330% due 9/2/33 (d)	2,700,000
		San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
14,000,000	AAA	5.250% due 10/1/26 (c)	14,597,800
5,000,000	AAA	5.250% due 10/1/33	5,183,850
2,795,000	AAA	Solano County COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,970,666

73,492,741

See Notes to Financial Statements.

10      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Pollution Control — 3.2%
		California Financing Authority PCR:
$ 1,500,000	A+	San Diego Gas & Electric Co., Series A, 6.800% due 6/1/15 (g)	$ 1,824,165
9,900,000	BBB	Southern California Edison Co., Series B, 6.400% due 12/1/24 (g)	10,025,532
2,770,000	AAA	Fresno County Financing Authority, Solid Waste Revenue, (American Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14	2,905,619
		Inland Empire Solid Waste Financing Authority Revenue, (Landfill Improvement Financing Project), Series B, FSA-Insured:
5,000,000	AAA	6.250% due 8/1/11 (f)(g)	5,654,900
2,500,000	AAA	Call 8/1/06 @ 102, 6.000% due 8/1/16 (b)(g)	2,739,650
2,345,000	BBB	Kings County Waste Management Authority Solid Waste Revenue, (Call 10/1/04 @ 102), 7.200% due 10/1/14 (b)(g)	2,402,617
1,770,000	A-1+	Orange County, Sanitation Districts COP, Series B, 1.330% due 8/1/30 (d)	1,770,000

27,322,483

Public Facilities — 5.7%
5,000,000	AAA	California State Public Works Board Lease Revenue, Department of Health Services, Series A, MBIA-Insured, 5.750% due 11/1/24	5,405,950
450,000	AAA	Los Angeles Convention & Exhibition Center Authority, COP, (Call 12/1/05 @ 100), 9.000% due 12/1/20 (b)	491,436
4,500,000	AAA	Palm Springs Financing Authority Lease Revenue, (Convention Center Project), Series A, MBIA-Insured, 5.500% due 11/1/29	4,908,825
		Riverside County COP, (Historic Courthouse Project), Series A:
2,320,000	A+	5.000% due 11/1/23	2,367,722
2,705,000	A+	5.000% due 11/1/28	2,686,065
4,600,000	AAA	Sacramento County COP, (Public Facilities Project), Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16	4,959,168
25,000,000	AAA	San Francisco, California State Building Authority Lease Revenue, San Francisco Civic Center, Complex-A, AMBAC-Insured, 5.250% due 12/1/21 (c)	26,414,500
4,310,000	Aaa*	San Marcos Public Facilities Authority, Public Facilities Revenue, zero coupon due 1/1/19 (f)	2,196,635

49,430,301

Tax Allocation — 3.6%
2,000,000	AAA	Anaheim Public Finance Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,285,520
1,000,000	AAA	El Centro Redevelopment Agency, Tax Allocation, (El Centro Redevelopment Project), MBIA-Insured, 6.375% due 11/1/17	1,113,020
2,160,000	AAA	Fontana Public Finance Authority, Tax Allocation Revenue, Series A, MBIA-Insured, 5.000% due 9/1/20	2,222,856
		Hawthorne Community Redevelopment Agency, Tax Allocation, (Redevelopment Project Area 2), (Call 9/1/04 @ 102):
670,000	Baa2*	6.625% due 9/1/14 (b)(c)	686,549
705,000	Baa2*	6.700% due 9/1/20 (b)(c)	722,449
6,485,000	AAA	Healdsburg Community Redevelopment Agency, Tax Allocation, (Sotoyome Community Development Project), Series A, MBIA-Insured, 5.125% due 8/1/31	6,660,743
6,500,000	AAA	La Quinta Redevelopment Agency, Tax Allocation, (Redevelopment Project Area No. 1), AMBAC-Insured, 5.125% due 9/1/32	6,707,805
2,670,000	AAA	Ontario Redevelopment Financing Authority, Tax Allocation, (Redevelopment Project No. 1), MBIA-Insured, 5.800% due 8/1/23 (f)	2,703,856

See Notes to Financial Statements.

11      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Tax Allocation — 3.6% (continued)
		Rancho Cucamonga Redevelopment Agency, Tax Allocation, (Rancho Redevelopment Project):
$ 2,500,000	AAA	FSA-Insured, 5.250% due 9/1/20	$ 2,687,750
		MBIA-Insured:
2,445,000	AAA	5.250% due 9/1/16	2,623,045
1,000,000	AAA	5.250% due 9/1/26	1,029,350
2,000,000	AAA	Vista Community Development Commission, Tax Allocation Revenue, (Vista Redevelopment Project), MBIA-Insured, 5.250% due 9/1/15	2,070,520

31,513,463

Transportation — 14.6%
15,000,000	AAA	California Infrastructure & Economic Development Bank Insured Revenue, Bay Area Toll Bridges 1st Lien, Series A, FGIC-Insured, 5.000% due 7/1/29 (c)	15,299,400
2,000,000	AAA	Foothill Eastern Corridor Agency, California Toll Revenue, Sr. Lien, Series A, (Call 1/1/07 @ 100), 6.000% due 1/1/34 (b)(e)	2,193,000
1,250,000	AAA	Fresno Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,324,200
9,000,000	AAA	Sacramento County Airport System Revenue, Series A, MBIA-Insured, 5.900% due 7/1/24 (g)	9,674,550
130,000	AAA	San Francisco Airport Improvement Corp. Lease Revenue, (United Airlines Inc.), 8.000% due 7/1/13 (f)	161,153
15,270,000	AAA	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, AMBAC-Insured, 5.000% due 7/1/28 (c)	15,617,393
		San Joaquin Hills, California Transportation Corridor Agency, Toll Road Revenue Sr. Lien, Escrowed to maturity with state and local government securities:
5,000,000	AAA	Zero coupon due 1/1/14	3,474,650
60,000,000	AAA	Zero coupon due 1/1/16 (c)	37,219,800
17,500,000	AAA	Zero coupon due 1/1/17	10,283,000
25,000,000	AAA	Zero coupon due 1/1/18 (c)	13,887,500
20,000,000	AAA	Zero coupon due 1/1/19 (c)	10,482,600
20,000,000	AAA	Zero coupon due 1/1/26	6,789,800

126,407,046

Water & Sewer — 20.1%
1,240,000	AAA	Anaheim PFA Revenue, Water Utility, (Lenain Filtration Project), FGIC-Insured, (Pre-Refunded —Escrowed with state and local government securities to 4/1/06 Call @ 100), 5.250% due 10/1/19	1,313,420
		California State Department of Water Resources, Central Valley Project Revenue, Water System:
1,000,000	AA	Series O, 5.000% due 12/1/22	1,015,830
5,000,000	AA	Series S, 5.000% due 12/1/19	5,252,100
11,000,000	AA	Series U, 5.000% due 12/1/29 (c)	11,191,950
		Castaic Lake Water Agency Revenue COP, (Water System Improvement Project), AMBAC-Insured:
7,270,000	AAA	5.250% due 8/1/19	7,822,084
7,615,000	AAA	5.125% due 8/1/30	7,839,414
4,350,000	AAA	City of Vallejo California, Vallejo Parity Revenue, (Water Improvement Project), Series A, FSA-Insured, 5.250% due 5/1/29	4,530,612
6,000,000	AAA	Clovis Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,263,100
4,000,000	AAA	Cucamonga County Water District COP, FGIC-Insured, 5.125% due 9/1/31	4,122,960
11,440,000	AAA	East Bay Municipal Utility District Wastewater Treatment Systems Revenue, FGIC-Insured, 5.000% due 6/1/26 (c)	11,658,046
		East Bay Municipal Utility District Water Systems Revenue:
8,400,000	AAA	FGIC-Insured, 5.000% due 6/1/26	8,545,572
8,400,000	AAA	MBIA-Insured, 5.000% due 6/1/26	8,597,232

See Notes to Financial Statements.

12      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Water & Sewer — 20.1% (continued)
		Eastern Municipal Water District COP, Water & Sewer Revenue:
$ 1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	$ 1,228,480
17,750,000	AAA	Series A, MBIA-Insured, 5.250% due 7/1/23 (c)	18,437,280
1,900,000	AAA	El Centro Financing Authority, Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	1,961,997
1,720,000	AAA	Lodi Wastewater System Revenue COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,800,358
1,100,000	A-1+	Los Angeles Department Water & Power Waterworks Revenue, Sub-Series B-2, 1.330% due 7/1/35 (d)	1,100,000
		Metropolitan Water District, Southern California Waterworks Revenue:
		Series A:
1,000,000	AA	5.000% due 7/1/18	1,046,270
12,900,000	AA	4.750% due 7/1/22 (c)	13,162,386
2,825,000	AA	5.000% due 7/1/26	2,892,433
4,785,000	AAA	Call 1/1/08 @ 101, 5.000% due 7/1/26 (b)	5,274,888
5,540,000	AAA	Pre-Refunded — Escrowed with state and local government securities to 1/1/08 Call @ 101, 5.000% due 7/1/26	6,107,185
2,200,000	A-1+	Series B-1, 1.330% due 7/1/35 (d)	2,200,000
10,000,000	AAA	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,301,200
4,500,000	AAA	Series C, (Call 1/1/07 @ 102), 5.250% due 7/1/16 (b)	4,944,015
1,925,000	AAA	Morgan Hill COP, (Water Systems Improvement Projects), FSA-Insured, 5.125% due 6/1/21	2,046,082
6,575,000	AAA	Placer County Water Agency Revenue COP, (Capital Improvement Projects), AMBAC-Insured, 5.500% due 7/1/29	7,052,016
		Pomona Public Financing Authority Revenue:
2,855,000	AAA	Series Q, MBIA-Insured, (Call 12/1/05 @ 102), 5.750% due 12/1/15 (b)	3,059,646
2,500,000	AAA	Water Facilities Project, Series AA, FSA-Insured, 5.000% due 5/1/29	2,553,775
6,875,000	AAA	San Diego PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	7,009,063
2,820,000	AAA	Sunnyvale Financing Authority, Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,930,544

173,259,938

		TOTAL INVESTMENTS — 98.0% (Cost — $761,745,944**)	846,466,573
		Other Assets in Excess of Liabilities — 2.0%	17,570,458

		NET ASSETS — 100.0%	$864,037,031

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody’s Investors Service.
(b)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**	Aggregate cost for Federal income tax purposes is substantially the same.

                   See pages 14 and 15 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

13      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA”have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A”have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB, B, CCC and CC	—	Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, “CCC” and “CC”, the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainities or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa	—	Bonds rated “Aa”are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa”securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A”possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba”are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

14      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—	Standard &Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG	— Association of Bay Area Governments
AIG	— American International Guaranty
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CGIC	— Capital Guaranty Insurance Company
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
EDA	— Economic Development Authority
ETM	— Escrowed To Maturity
FAIRS	— Floating Adjustable Interest Rate Securities
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
INFLOS	— Inverse Floaters
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MGIC	— MGIC Investment Corporation
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PCR	— Pollution Control Revenue
PFA	— Public Financing Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
RIBS	— Residual Interest Bonds
SAVRS	— Select Auction Variable Rate Securities
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
VA	— Veterans Administration
VRDD	— Variable Rate Daily Demand
VRWE	— Variable Rate Wednesday Demand

* Abbreviations may or may not appear in the Schedule of Investments.

15      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	August 31, 2004

ASSETS:
Investments, at value (Cost — $761,745,944)	$ 846,466,573
Cash	37,410
Interest receivable	9,886,887
Receivable for securities sold	10,003,450
Receivable for Fund shares sold	663,615
Prepaid expenses	21,306

Total Assets	867,079,241

LIABILITIES:
Payable to broker — variation margin	2,090,946
Payable for Fund shares reacquired	496,377
Investment advisory fee payable	168,925
Administration fee payable	136,675
Distribution plan fees payable	71,896
Accrued expenses	77,391

Total Liabilities	3,042,210

Total Net Assets	$864,037,031

NET ASSETS:
Par value of capital shares	$ 52,309
Capital paid in excess of par value	818,099,954
Undistributed net investment income	2,487,473
Accumulated net realized loss from investment transactions and futures contracts	(33,885,695)
Net unrealized appreciation of investments and futures contracts	77,282,990

Total Net Assets	$864,037,031

Shares Outstanding:
Class A	41,928,950

Class B	6,840,157

Class C	3,539,866

Net Asset Value:
Class A (and redemption price)	$16.52

Class B *	$16.50

Class C *	$16.48

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$17.21

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended August 31, 2004

INVESTMENT INCOME:
Interest	$22,627,281

EXPENSES:
Investment advisory fee (Note 2)	1,335,668
Distribution plan fees (Note 5)	1,138,272
Administration fee (Note 2)	851,812
Transfer agency services (Note 5)	101,178
Custody	35,247
Audit and legal	33,503
Shareholder communications (Note 5)	25,207
Registration fees	16,789
Directors' fees	13,702
Other	5,211

Total Expenses	3,556,589
Less: Investment advisory fee waiver (Notes 2 and 8)	(56,220)

Net Expenses	3,500,369

Net Investment Income	19,126,912

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	3,111,167
Futures contracts	(16,055,007)

Net Realized Loss	(12,943,840)

Net Decrease in Unrealized Appreciation of Investments and Futures Contracts	(8,688,743)

Net Loss on Investments and Futures Contracts	(21,632,583)

Decrease in Net Assets From Operations	$(2,505,671)

See Notes to Financial Statements.

17      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2004 (unaudited)
and the Year Ended February 29, 2004

	August 31	February 29

OPERATIONS:
Net investment income	$19,126,912	$40,013,927
Net realized gain (loss)	(12,943,840)	1,790,657
Increase (decrease) in net unrealized appreciation	(8,688,743)	6,002,667

Increase (Decrease) in Net Assets From Operations	(2,505,671)	47,807,251

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(18,804,644)	(39,311,037)

Decrease in Net Assets From Distributions to Shareholders	(18,804,644)	(39,311,037)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	40,961,239	99,960,664
Net asset value of shares issued for reinvestment of dividends	9,826,546	20,894,978
Cost of shares reacquired	(78,991,748)	(168,727,858)

Decrease in Net Assets From Fund Share Transactions	(28,203,963)	(47,872,216)

Decrease in Net Assets	(49,514,278)	(39,376,002)
NET ASSETS:
Beginning of period	913,551,309	952,927,311

End of period*	$864,037,031	$913,551,309

* Includes undistributed net investment income of:	$2,487,473	$2,165,205

See Notes to Financial Statements.

18      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares	2004(1)(2)	2004(2)(3)	2003(2)	2002(2)	2001(2)	2000(2)(4)

Net Asset Value, Beginning of Period	$16.92	$16.76	$16.93	$16.70	$15.28	$16.93

Income (Loss) From Operations:
Net investment income(5)	0.37	0.75	0.77	0.79	0.79	0.78
Net realized and unrealized gain (loss)(5)	(0.41)	0.15	(0.17)	0.22	1.41	(1.67)

Total Income (Loss) From Operations	(0.04)	0.90	0.60	1.01	2.20	(0.89)

Less Distributions From:
Net investment income	(0.36)	(0.74)	(0.77)	(0.78)	(0.78)	(0.76)

Total Distributions	(0.36)	(0.74)	(0.77)	(0.78)	(0.78)	(0.76)

Net Asset Value, End of Period	$16.52	$16.92	$16.76	$16.93	$16.70	$15.28

Total Return	(0.20)%‡	5.48%	3.59%	6.20%	14.70%	(5.36)%

Net Assets, End of Period (millions)	$693	$720	$734	$747	$698	$628

Ratios to Average Net Assets:
Expenses(6)	0.68%†	0.68%	0.70%	0.68%	0.68%	0.70%
Net investment income(5)	4.41 †	4.46	4.58	4.68	4.91	4.99

Portfolio Turnover Rate	2%	14%	12%	21%	29%	29%

(1)	For the six months ended August 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the year ended February 29, 2004.
(4)	For the year ended February 29, 2000.
(5)	Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.77, $0.24 and 4.61% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(6)	The investment manager waived a portion of its investment advisory fee for the six months ended August 31, 2004. If such fees were not waived, the actual expense ratio would have been 0.69% (annualized) for the six months ended August 31, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

19      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares	2004(1)(2)	2004(2)(3)	2003(2)	2002(2)	2001(2)	2000(2)(4)

Net Asset Value, Beginning of Period	$16.90	$16.74	$16.92	$16.69	$15.28	$16.93

Income (Loss) From Operations:
Net investment income(5)	0.32	0.66	0.68	0.69	0.70	0.70
Net realized and unrealized gain (loss)(5)	(0.40)	0.15	(0.18)	0.24	1.41	(1.68)

Total Income (Loss) From Operations	(0.08)	0.81	0.50	0.93	2.11	(0.98)

Less Distributions From:
Net investment income	(0.32)	(0.65)	(0.68)	(0.70)	(0.70)	(0.67)

Total Distributions	(0.32)	(0.65)	(0.68)	(0.70)	(0.70)	(0.67)

Net Asset Value, End of Period	$16.50	$16.90	$16.74	$16.92	$16.69	$15.28

Total Return	(0.46)%‡	4.94%	3.02%	5.69%	14.06%	(5.87)%

Net Assets, End of Period (millions)	$113	$134	$157	$170	$183	$196

Ratios to Average Net Assets:
Expenses(6)	1.20%†	1.20%	1.22%	1.20%	1.19%	1.22%
Net investment income(5)	3.87 †	3.94	4.06	4.14	4.39	4.47

Portfolio Turnover Rate	2%	14%	12%	21%	29%	29%

(1)	For the six months ended August 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the year ended February 29, 2004.
(4)	For the year ended February 29, 2000.
(5)	Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.68, $0.25 and 4.07% for net investment income, net realized and unrealized g ain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(6)	The investment manager waived a portion of its investment advisory fee for the six months ended August 31, 2004. If such fees were not waived, the actual expense ratio would have been 1.21% (annualized) for the six months ended August 31, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

20      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)	2004(2)(3)	2004(3)(4)	2003(3)	2002(3)	2001(3)	2000(3)(5)

Net Asset Value, Beginning of Period	$16.88	$16.72	$16.90	$16.68	$15.26	$16.91

Income (Loss) From Operations:
Net investment income(6)	0.32	0.65	0.68	0.69	0.69	0.69
Net realized and unrealized gain (loss)(6)	(0.40)	0.15	(0.19)	0.22	1.42	(1.68)

Total Income (Loss) From Operations	(0.08)	0.80	0.49	0.91	2.11	(0.99)

Less Distributions From:
Net investment income	(0.32)	(0.64)	(0.67)	(0.69)	(0.69)	(0.66)

Total Distributions	(0.32)	(0.64)	(0.67)	(0.69)	(0.69)	(0.66)

Net Asset Value, End of Period	$16.48	$16.88	$16.72	$16.90	$16.68	$15.26

Total Return	(0.48)%‡	4.91%	2.99%	5.59%	14.09%	(5.92)%

Net Assets, End of Period (millions)	$58	$60	$62	$60	$51	$38

Ratios to Average Net Assets:
Expenses(7)	1.24%†	1.24%	1.26%	1.25%	1.24%	1.28%
Net investment income(6)	3.84 †	3.90	4.01	4.12	4.34	4.41

Portfolio Turnover Rate	2%	14%	12%	21%	29%	29%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	For the six months ended August 31, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	For the year ended February 29, 2004.
(5)	For the year ended February 29, 2000.
(6)	Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, those amounts would have been $0.68, $0.23 and 4.05% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(7)	The investment manager waived a portion of its investment advisory fee for the six months ended August 31, 2004. If such fees were not waived, the actual expense ratio would have been 1.25% (annualized) for the six months ended August 31, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

21      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney California Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(d) Class Accounting. Class specific expenses are charged to each class; investment advisory fees and general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(e) Federal Income Taxes. The Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income and capital gains sufficient to relieve it from substantially all Federal income and excise taxes. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

22      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Exempt-Interest Dividends and Other Distributions. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund’s policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

2. Investment Advisory Agreement, Administration Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended August 31, 2004, SBFM waived a portion of its investment advisory fee of $56,220.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets up to $500 million and 0.18% of the Fund’s average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended August 31, 2004, the Fund paid transfer agent fees of $78,693 to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2004, CGM and its affiliates received sales charges of approximately $291,000 and $1,000 on sales of the Fund’s Class A and C shares, respectively. In addition, for the six months ended August 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C

CDSCs	$13,000	$115,000	$2,000

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

23      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended August 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases	$17,253,706

Sales	47,591,050

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 88,265,846
Gross unrealized depreciation	(3,545,217)

Net unrealized appreciation	$ 84,720,629

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell:
U.S. Treasury Bonds	620	9/04	$ 64,717,946	$ 69,769,375	$(5,051,429)
U.S. Treasury Bonds	2,290	12/04	252,519,415	254,905,625	(2,386,210)

Net Unrealized Loss					$(7,437,639)

4. Fund Concentration

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended August 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$531,158	$399,239	$207,875

For the six months ended August 31, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C

Transfer Agency Service Expenses	$67,409	$24,592	$9,177

For the six months ended August 31, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C

Shareholder Communication Expenses	$17,231	$5,648	$2,328

24      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Distributions Paid to Shareholders by Class

	Six Months Ended August 31, 2004	Year Ended February 29, 2004

Net Investment Income
Class A	$15,345,517	$31,318,944
Class B	2,334,588	5,663,746
Class C	1,124,539	2,328,347

Total	$18,804,644	$39,311,037

7. Capital Shares

At August 31, 2004, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2004		Year Ended February 29, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,120,487	$35,308,823	4,768,018	$80,191,110
Shares issued on reinvestment	480,078	7,951,021	984,175	16,528,525
Shares reacquired	(3,189,448)	(52,977,188)	(7,006,300)	(117,699,287)

Net Decrease	(588,883)	$(9,717,344)	(1,254,107)	$(20,979,652)

Class B
Shares sold	130,464	$2,164,553	687,289	$11,532,048
Shares issued on reinvestment	70,828	1,171,645	170,407	2,857,299
Shares reacquired	(1,290,392)	(21,417,799)	(2,339,835)	(39,264,581)

Net Decrease	(1,089,100)	$(18,081,601)	(1,482,139)	$(24,875,234)

Class C†
Shares sold	210,060	$3,487,863	491,147	$8,237,506
Shares issued on reinvestment	42,603	703,880	90,086	1,509,154
Shares reacquired	(277,443)	(4,596,761)	(701,593)	(11,763,990)

Net Decrease	(24,780)	$(405,018)	(120,360)	$(2,017,330)

†	On April 29, 2004, Class L shares were renamed as Class C shares.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

25      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

26      Smith Barney California Municipals Fund Inc.    |    2004 Semi-Annual Report

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SMITH BARNEY
CALIFORNIA MUNICIPALS FUND INC.

DIRECTORS Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Elliot S. Jaffe Stephen E. Kaufman Joseph J. McCann Cornelius C. Rose, Jr.
OFFICERS R. Jay Gerken, CFA President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

James M. Giallanza, CPA
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David T. Fare
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer
INVESTMENT ADVISER AND ADMINISTRATOR Smith Barney Fund Management LLC
DISTRIBUTORS Citigroup Global Markets Inc. Distributors, Inc.
CUSTODIAN State Street Bank and Trust Company
TRANSFER AGENT Citicorp Trust Bank, fsb. 125 Broad Street, 11th Floor New York, New York 10004
SUB-TRANSFER AGENTS PFPC Inc. P.O. Box 9699 Providence, Rhode Island 02940-9699
Primerica Shareholder Services P.O. Box 9662 Providence, Rhode Island 02940-9662

Smith Barney California Municipals Fund Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney California Municipals Fund Inc.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0434 10/04	04-7266

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.
	(a)	Not applicable.
	(b)	Attached hereto.
		Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney California Municipals Fund Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney California Municipals Fund Inc.

Date: November 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney California Municipals Fund Inc.

Date: November 8, 2004

By:	/s/ James M. Giallanza James M. Giallanza Chief Financial Officer of Smith Barney California Municipals Fund Inc.

Date: November 8, 2004